Property, Plant and Equipment, Net - Summary of Premises and Equipment (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 3,009	$ 59,405	$ 61,942
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		5,272	5,575
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		14,112	14,361
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		20,520	21,496
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		9,445	9,757
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		5,783	6,043
Investments in fixed assets in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		3,584	4,131
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		373	203
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		$ 316	$ 376